Risk Management (Details 12) - Liquidity Risk [Member] - CLP ($) $ in Millions		Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Total liquidity portfolio		$ 6,013,124	$ 3,538,937
Financial investments for trading [Member]
Disclosure of financial assets [line items]
Total liquidity portfolio		270,204	77,041
Available for sale investments
Disclosure of financial assets [line items]
Total liquidity portfolio		4,010,272	2,394,323
Encumbered assets (net) [Member]
Disclosure of financial assets [line items]
Total liquidity portfolio	[1]	(380,055)	(48,843)
Net cash [Memeber]
Disclosure of financial assets [line items]
Total liquidity portfolio	[2]	2,384,323	149,321
Net Interbank deposits [Member]
Disclosure of financial assets [line items]
Total liquidity portfolio	[3]	$ (281,620)	$ 967,095

[1]	Assets encumbered through repurchase agreements are deduced from liquidity portfolio
[2]	Cash minus reserve requirements. As is presented in Note 5 the reserve requirements are established by the monthly average reserves that the bank must maintain in accordance with regulation governing minimum reserves.
[3]	Includes overnight deposits in Central Bank, domestic banks and foreign banks.